Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	R$ 9,588,696
Property, plant and equipment, ending balance	9,187,700	R$ 9,588,696
Property Plant And Equipment In Use [Member]
IfrsStatementLineItems [Line Items]
Historical cost	15,912,445	16,028,725	R$ 12,899,682
Accumulated depreciation	(7,244,919)	(6,913,090)	(5,723,531)
Property, plant and equipment, beginning balance	9,115,635	7,176,151
Additions	1,500,530	3,778,364
Contractual amendments	(107,515)	(132,238)
Depreciation	(1,576,297)	(1,640,650)
Write-offs and transfers	(264,827)	(65,992)
Property, plant and equipment, ending balance	8,667,526	9,115,635
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Historical cost	520,174	473,061	499,019
Accumulated depreciation
Property, plant and equipment, beginning balance	473,061	499,019
Additions	68,751	92,811
Contractual amendments
Depreciation
Write-offs and transfers	(21,638)	(118,769)
Property, plant and equipment, ending balance	520,174	473,061
Property Plant And Equipment In Use Total [Member]
IfrsStatementLineItems [Line Items]
Historical cost	16,432,619	16,501,786	13,398,701
Accumulated depreciation	(7,244,919)	(6,913,090)	(5,723,531)
Property, plant and equipment, beginning balance	9,588,696	7,675,170
Additions	1,569,281	3,871,175
Contractual amendments	(107,515)	(132,238)
Depreciation	(1,576,297)	(1,640,650)
Write-offs and transfers	(286,465)	(184,761)
Property, plant and equipment, ending balance	9,187,700	9,588,696
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Historical cost	15,299,319	15,400,476	12,519,695
Accumulated depreciation	(6,844,674)	(6,539,747)	(5,388,630)
Property, plant and equipment, beginning balance	8,860,729	7,131,065
Additions	1,506,018	3,580,225
Contractual amendments	(115,883)	(186,958)
Depreciation	(1,531,935)	(1,597,645)
Write-offs and transfers	(264,284)	(65,958)
Property, plant and equipment, ending balance	R$ 8,454,645	R$ 8,860,729
Gross carrying amount [member] | Aircraft - ROU with Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	10.68%	10.66%
Historical cost	R$ 1,380,225	R$ 1,406,085
Accumulated depreciation	(188,131)	(69,869)
Property, plant and equipment, beginning balance	1,336,216
Additions	14,939	1,406,085
Contractual amendments
Depreciation	(119,488)	(69,869)
Write-offs and transfers	(39,573)
Property, plant and equipment, ending balance	R$ 1,192,094	R$ 1,336,216
Gross carrying amount [member] | Aircraft R O U With No Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	16.07%	16.69%
Historical cost	R$ 8,142,660	R$ 8,148,917	7,127,628
Accumulated depreciation	(3,227,998)	(2,827,551)	(1,958,755)
Property, plant and equipment, beginning balance	5,321,366	5,168,873
Additions	387,609	1,337,200
Contractual amendments	(45,274)	(186,580)
Depreciation	(745,348)	(987,591)
Write-offs and transfers	(3,691)	(10,536)
Property, plant and equipment, ending balance	R$ 4,914,662	R$ 5,321,366
Gross carrying amount [member] | Spare Parts And Engines Own [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	6.60%	7.21%
Historical cost	R$ 2,139,023	R$ 2,188,299	2,062,646
Accumulated depreciation	(883,468)	(1,061,674)	(963,949)
Property, plant and equipment, beginning balance	1,126,625	1,098,697
Additions	458,976	208,237
Contractual amendments
Depreciation	(143,105)	(144,843)
Write-offs and transfers	(186,941)	(35,466)
Property, plant and equipment, ending balance	R$ 1,255,555	R$ 1,126,625
Gross carrying amount [member] | Spare Parts And Engines Rou [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	48.53%	30.35%
Historical cost	R$ 275,981	R$ 146,188	129,223
Accumulated depreciation	(141,381)	(91,077)	(62,908)
Property, plant and equipment, beginning balance	55,111	66,315
Additions	136,153	17,343
Contractual amendments	1,068	(378)
Depreciation	(53,820)	(28,169)
Write-offs and transfers	(3,912)
Property, plant and equipment, ending balance	R$ 134,600	R$ 55,111
Gross carrying amount [member] | Aircraft And Engine Overhauling [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	40.08%	37.41%
Historical cost	R$ 3,292,621	R$ 3,447,804	3,143,372
Accumulated depreciation	(2,363,408)	(2,453,250)	(2,370,691)
Property, plant and equipment, beginning balance	994,554	772,681
Additions	502,004	604,953
Contractual amendments	(71,677)
Depreciation	(465,628)	(363,149)
Write-offs and transfers	(30,040)	(19,931)
Property, plant and equipment, ending balance	R$ 929,213	R$ 994,554
Gross carrying amount [member] | Tools [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	10.00%	10.00%
Historical cost	R$ 68,809	R$ 63,183	56,826
Accumulated depreciation	(40,288)	(36,326)	(32,327)
Property, plant and equipment, beginning balance	26,857	24,499
Additions	6,337	6,407
Contractual amendments
Depreciation	(4,546)	(4,024)
Write-offs and transfers	(127)	(25)
Property, plant and equipment, ending balance	R$ 28,521	R$ 26,857
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	20.00%	20.00%
Historical cost	R$ 12,722	R$ 11,996	11,076
Accumulated depreciation	(10,377)	(10,349)	(9,915)
Property, plant and equipment, beginning balance	1,647	1,161
Additions	1,448	920
Contractual amendments
Depreciation	(750)	(434)
Write-offs and transfers
Property, plant and equipment, ending balance	R$ 2,345	R$ 1,647
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	10.00%	10.00%
Historical cost	R$ 63,537	R$ 62,926	62,837
Accumulated depreciation	(52,136)	(51,514)	(50,824)
Property, plant and equipment, beginning balance	11,412	12,013
Additions	1,950	1,341
Contractual amendments
Depreciation	(1,925)	(1,928)
Write-offs and transfers	(36)	(14)
Property, plant and equipment, ending balance	R$ 11,401	R$ 11,412
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	10.00%	10.00%
Historical cost	R$ 34,013	R$ 33,870	32,508
Accumulated depreciation	(23,768)	(23,549)	(22,024)
Property, plant and equipment, beginning balance	10,321	10,484
Additions	2,085	1,778
Contractual amendments
Depreciation	(2,099)	(1,937)
Write-offs and transfers	(62)	(4)
Property, plant and equipment, ending balance	R$ 10,245	R$ 10,321
Gross carrying amount [member] | Computers And Peripherals Own [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	19.78%	19.72%
Historical cost	R$ 43,613	R$ 52,220	49,636
Accumulated depreciation	(34,081)	(42,317)	(40,869)
Property, plant and equipment, beginning balance	9,903	8,767
Additions	4,969	4,937
Contractual amendments
Depreciation	(5,293)	(3,785)
Write-offs and transfers	(47)	(16)
Property, plant and equipment, ending balance	R$ 9,532	R$ 9,903
Gross carrying amount [member] | Computers And Peripherals Rou [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	43.60%	49.69%
Historical cost	R$ 39,939	R$ 33,518	23,210
Accumulated depreciation	(32,047)	(25,579)	(20,251)
Property, plant and equipment, beginning balance	7,939	2,959
Additions	6,421	10,308
Contractual amendments
Depreciation	(6,468)	(5,328)
Write-offs and transfers
Property, plant and equipment, ending balance	R$ 7,892	R$ 7,939
Gross carrying amount [member] | Third Party Property Improvement [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	20.35%	20.32%
Historical cost	R$ 185,929	R$ 185,621	183,345
Accumulated depreciation	(181,237)	(176,432)	(166,832)
Property, plant and equipment, beginning balance	9,189	16,513
Additions	334	3
Contractual amendments
Depreciation	(4,831)	(9,683)
Write-offs and transfers		2,356
Property, plant and equipment, ending balance	R$ 4,692	R$ 9,189
Gross carrying amount [member] | Third Partyproperties R O U [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	18.11%	13.13%
Historical cost	R$ 264,699	R$ 254,130	28,819
Accumulated depreciation	(66,599)	(43,603)	(24,186)
Property, plant and equipment, beginning balance	210,527	4,633
Additions	2,201	171,084
Contractual amendments	8,368	54,720
Depreciation	(22,996)	(19,910)
Write-offs and transfers
Property, plant and equipment, ending balance	198,100	210,527
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Historical cost	15,049	14,456	15,410
Accumulated depreciation
Property, plant and equipment, beginning balance	14,456	15,410
Additions	991	1,402
Contractual amendments
Depreciation
Write-offs and transfers	(398)	(2,356)
Property, plant and equipment, ending balance	15,049	14,456
Gross carrying amount [member] | Non Aeronautical Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Historical cost	659,501	648,737	406,841
Accumulated depreciation	(400,245)	(373,343)	(334,901)
Property, plant and equipment, beginning balance	275,394	71,940
Additions	20,399	191,773
Contractual amendments	8,368	54,720
Depreciation	(44,362)	(43,005)
Write-offs and transfers	(543)	(34)
Property, plant and equipment, ending balance	259,256	275,394
Accumulated impairment [member] | Property Plant And Equipment In Use [Member]
IfrsStatementLineItems [Line Items]
Historical cost	(46,375)	(20,488)	(26,854)
Accumulated depreciation
Property, plant and equipment, beginning balance	(20,488)	(26,854)
Additions	(25,887)	6,366
Contractual amendments
Depreciation
Write-offs and transfers
Property, plant and equipment, ending balance	R$ (46,375)	R$ (20,488)